Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Ordinary shares, per value (in Dollars per share)	$ 0.03	$ 0.03
Class A ordinary shares
Ordinary shares, subject to possible redemption shares	4,537,829	4,537,829	8,250,000
Ordinary shares subject to possible redemption per share (in Dollars per share)	$ 11.48	$ 11.12	$ 10.35
Ordinary shares, per value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	510,000	510,000	510,000
Ordinary shares, shares outstanding	510,000	510,000	510,000
Class B ordinary shares
Ordinary shares, per value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	2,062,500	2,062,500	2,062,500
Ordinary shares, shares outstanding	2,062,500	2,062,500	2,062,500